ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% Of The Total Consolidated Revenues

a.Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2021	2020	2019

Customer A - Sales of manufactured products	21.2%	18.9%	19.5%
Customer B - Sales of manufactured products	7.9%	11.6%	11.5%

Revenues By Geographic Areas	b.Revenues by geographic areas:
Israel	18,965	20,792	19,659
North America	6,686	6,009	6,434
Netherlands	4,198	3,808	2,898
India	1,825	3,292	3,809
Others	2,149	2,806	1,994

	33,823	36,707	34,794